Premier [Member] Performance Management - Premier - BLACKROCK WEALTH LIQUID ENVIRONMENTALLY AWARE FUND	Mar. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act. Effective May 11, 2020, the Fund changed its name, investment objective and investment strategies. Performance for the periods prior to May 11, 2020 shown below is based on the investment strategies utilized by the Fund at that time under the name “BlackRock Money Market Portfolio.” Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 882-0052.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Premier Shares ANNUAL TOTAL RETURNS BlackRock Wealth Liquid Environmentally Aware Fund As of 12/31
Bar Chart Closing [Text Block]
During the periods shown in the bar chart, the highest return for a quarter was 1.35% (quarter ended December 31, 2023) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2021). The year-to-date return as of June 30, 2026 was 1.81%.

Performance Table Heading	For the periods ended 12/31/25Average Annual Total Returns
Performance Table Narrative	To obtain the Fund’s current 7-day yield, call (800) 441-7762 or visit the Fund’s website at www.blackrock.com/cash.
Money Market Seven Day Yield Phone	(800) 441-7762
Performance Availability Website Address [Text]	http://www.blackrock.com/cash
Performance Availability Phone [Text]	(800) 882-0052
Premier
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	1.81%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	1.35%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Sep. 30, 2021